Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31
	2025	2024
	U.S. dollars in thousands
Cost:
Electronic and laboratory equipment	5,804	5,575
Furniture and office equipment	418	418
Leasehold improvements	1,261	726
Production equipment	2,239	1,840
Computers and software	5,245	4,933
Advances on account of property and equipment	-	305
	14,967	13,797
Less: accumulated depreciation	(12,066)	(10,242)
Property and equipment, net	2,901	3,555